Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Feb. 01, 2019
Entity Registrant Name	Destra Investment Trust
Entity Central Index Key	0001492374
Amendment Flag	false
Document Creation Date	Feb. 01, 2019
Document Effective Date	Feb. 01, 2019
Prospectus Date	Feb. 01, 2019
Destra Wolverine Dynamic Asset Fund | Class A
Risk/Return:
Trading Symbol	DWAAX
Destra Wolverine Dynamic Asset Fund | Class C
Risk/Return:
Trading Symbol	DWACX
Destra Wolverine Dynamic Asset Fund | Class I
Risk/Return:
Trading Symbol	DWAIX
Destra Flaherty & Crumrine Preferred and Income Fund | Class A
Risk/Return:
Trading Symbol	DPIAX
Destra Flaherty & Crumrine Preferred and Income Fund | Class C
Risk/Return:
Trading Symbol	DPICX
Destra Flaherty & Crumrine Preferred and Income Fund | Class I
Risk/Return:
Trading Symbol	DPIIX